Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Financial instruments

Note 27. Financial instruments

27.1 Accounting classification and fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When measuring fair value, the Group uses observable market data whenever possible. Fair values are categorized into different levels in a hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

●	Level 2: inputs are observable either directly (e.g. as prices) or indirectly (e.g. derived from prices).

●	Level 3: fair value measurements incorporate significant inputs that are based on unobservable market data.

The following table shows the carrying amounts of financial assets and financial liabilities. The amortized cost basis of the financial assets and liabilities not measured at fair value approximates their fair value.

	As of December 31, 2021		As of December 31, 2020
	FVTPL[1]	Amortized cost[2]	FVTPL	Amortized cost[2]
Financial assets not measured at fair value
Trade and other receivables, net	—	117,449	—	96,493
Amounts owed by related parties	—	—	—	2,562
Cash	—	72,112	—	4,229
Other financial assets	—	256	—	761
Total financial assets not measured at fair value	—	189,817	—	104,045

Financial liabilities measured at fair value
Warrant liabilities	23,112	—	—	—
Shares held in escrow	101,859	—	—	—
Total financial liabilities measured at fair value	124,971	—	—	—
Financial liabilities not measured at fair value
Borrowings	—	253,365	—	442,359
Trade and other payables, net	—	85,381	—	106,275
Amounts owed to related parties	—	8,450	—	20,622
Total financial liabilities not measured at fair value	—	347,196	—	569,256

[1]	The fair value is comprised of $16,000 level 1 and $108,971 level 3 as of December 31, 2021.
[2]	The fair value is similar to their amortized cost as of December 31, 2021 and 2020, respectively.

27.2 Measurement of fair values

The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation Technique	Significant unobservable input	Inter-relationship between significant unobservable input and fair value measurement
Warrants	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
Shares held in escrow	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).

27.3 Financial risk management

The Group has exposure to the following risks arising from financial instruments:

●	Credit risk

●	Liquidity risk

●	Market risk, including: currency and interest rate risk

27.3.1. Risk management framework

The Group analyzes each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the Group’s performance in line with its financial risk management policy. The Group does not subscribe or negotiate hedging instruments.

The Group’s Financial Administrative Unit (“UAC”) supports, monitors and manages financial risks through internal reports, which are analyzed individually in each country depending on the degree and magnitude of the risks thereof. The financial UAC periodically reports to the shareholders the conclusions of such risk monitoring and proposes the plans and policies necessary to mitigate exposures.

27.3.2. Credit risk

Credit risk refers to the risk that one of the parties fails to comply with its contractual obligations, resulting in a financial loss for the Group. As a corporate policy, the Group conducts business only with strong financial institutions and credit institutions with renowned national and international prestige. For banks, only independently rated parties with a minimum rating of ‘A’ are accepted.

The Group only makes transactions with financial entities that have risk certifications and/or that are monitored by the relevant authorities in each country. The information provided by rating agencies is consistently monitored and, if not available, the Group uses other available financial information and its own business records to qualify its main customers and finance providers. Before accepting any new customer, the Group uses a rating system to assess the credit quality of the potential customer and defines the credit limits for each customer. Limits and ratings attributed to customers are reviewed twice a year. Trade accounts receivable that are not past due or impaired have the best credit rating according to the credit rating system used by the Group.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure of the Group. The carrying amount is presented net of impairment losses. None of the receivable balances as of December 31, 2021 or 2020 constitutes a significant concentration of credit risk. There are no other single customers representing more than 10% of total gross trade receivables for the years ended December 31, 2021 and 2020.

Expected credit losses

The average credit period on the sale of medicines is 60 to 120 days. In some cases, depending on market conditions and strategy, longer payment periods are granted. No interest surcharge is made on commercial accounts receivable. Refer to Note 3.4. Financial Instruments for further information on financial instruments significant accounting policies.

The Group has recognized a provision for doubtful accounts. The Group evaluates the impairment of its accounts receivable for the expected credit loss model, where it determines its value based on the probability of default, the loss due to default (i.e., the extent of the loss in case of default) and the exposure, by the application of the ’simplified method’ for trade receivables without a significant financing component. The assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates to reflect information about current conditions and reasonable and supportable forecasts of future economic conditions.

December 31, 2021	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.60%	2.11%	2.35%	3.38%	3.26%	67.43%	14.67%
Gross carrying amount	98,776	11,265	3,147	1,981	1,843	30,578	147,590
Impairment loss allowance	(591)	(238)	(74)	(67)	(60)	(20,620)	(21,650)
	98,185	11,027	3,073	1,914	1,783	9,958	125,940

December 31, 2020	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.53%	2.59%	2.81%	5.82%	14.78%	59.77%	9.60%
Gross carrying amount	74,639	5,216	2,958	1,754	406	14,724	99,697
Impairment loss allowance	(393)	(135)	(83)	(102)	(60)	(8,800)	(9,573)
	74,246	5,081	2,875	1,652	346	5,924	90,124

December 31, 2019	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.68%	1.98%	2.49%	4.36%	5.10%	80.12%	10.99%
Gross carrying amount	69,478	13,584	4,989	2,224	1,176	13,061	104,512
Impairment loss allowance	(474)	(269)	(124)	(97)	(60)	(10,464)	(11,488)
	69,004	13,315	4,865	2,127	1,116	2,597	93,024

As of December 31, 2021 no impairment losses were recognized for balances in connection with related parties. However, as of December 31, 2020 and 2019 an allowance was constituted to open balances referred to goods sold with Industrias Intercaps de Venezuela and Laboratorios Vivax Pharmaceuticals,, due to the critical political and social situation that the location country of precedence is experiencing, See Note 29. Related party transactions.

27.3.4. Market risk

Foreign currency risk

The Group carries out transactions denominated in foreign currency, mainly imports, exports and indebtedness; thereby generating exposures to exchange rate fluctuations. The Group does not usually cover exposures to the exchange rate, but rather monitors frequently the foreign exchange market as a strategy to prevent significant loss in the short- and medium-term.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	Assets			Liabilities
	2021	2020	2019	2021	2020	2019
COP	124,545	100,077	92,849	(99,371)	(124,957)	(99,880)
Reales	7,002	4,808	6,700	(9,125)	(5,385)	(2,978)
Córdoba	—	—	2,719	—	—	(2,600)
Quetzales	1,946	90	1,558	(4,115)	—	(4,805)
Soles	7,024	5,249	4,819	—	(8,564)	(6,928)
DOP	809	817	—	(2,869)	(3,093)	—
Colones	1,270	1,234	—	(2,371)	(2,410)	—

The following table details sensitivity per company to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies. The sensitivity analysis includes only the outstanding monetary items denominated in foreign currency and adjusts its conversion at the end of the period for a 10% change in exchange rates.

	+10% Impact to profit or loss before tax			-10% Impact to profit or loss before tax
	2021	2020	2019	2021	2020	2019
COP	(2,289)	2,262	639	2,797	(2,764)	(781)
Reales	193	52	(338)	(236)	(64)	414
Córdoba	—	—	(11)	—	—	13
Quetzales	197	(8)	295	(241)	10	(361)
Soles	(639)	301	192	781	(368)	(234)
DOP	187	207	—	(229)	(253)	—
Colones	100	107	—	(122)	(131)	—

Interest rate risk

The Group is exposed to interest rate risks because it borrows money at both fixed and variable interest rates connected with LIBOR and IBR/DTF (According to it’s Spanish acronym of “Indicador bancario de referencia” which is the benchmark banking indicator, in Colombia). The risk is managed by the Group, by monitoring the macroeconomic variables that determine the variation of the interest rates and generating an appropriate mix between fixed rate and variable rate loans.

The following sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates:

	2021			2020			2019
	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%
DTF/IBR	67,970	68,650	67,290	105,039	106,089	103,989	91,443	92,357	90,529
Libor	19,451	19,646	19,256	45,301	45,754	44,848	51,244	51,756	50,732
Total	87,421	88,296	86,546	150,340	151,843	148,837	142,687	144,113	141,261

$87,421 or 34.50% as of December 31, 2021 and 150,340 or 32.26%% as of December 31, 2020, of the Group’s interest-bearing financial liabilities bears interest at a variable rate. An increase of 1% in interest rates for the year ended December 31, 2021 would have decreased profit before tax by $875 in 2021 and decreased profit before tax by $1,503 in 2020. A decrease of 1% will have an equal and opposite effect on profit before tax. This sensitivity does not include the balances of financial obligations with a Fixed Rate.

27.3.5. Liquidity risk

The Group’s Financial UAC has ultimate responsibility for the liquidity management of each of the companies and has established an appropriate framework so that Management can make decisions on short-, medium- and long-term financing, as well as liquidity management. The company manages liquidity risk by maintaining reserves, adequate financial and loan facilities, continuously monitoring projected and actual cash flows, and reconciling the maturity profiles of financial assets and liabilities. In the same sense, financial assets to afford obligations represent cash and trade receivables intended to be collected in short term, net of the expectations of recoverability.

The following table details the most representative remaining contractual maturity and repayment periods of the Group's financial liabilities. This reflects the undiscounted cash flows of financial liabilities, considering the date on which the company must make the final payments.

As part of other liabilities within borrowings, the Group includes obligations to factors associated with factoring and reverse factoring arrangements. Ordinary payment terms with suppliers range between 60 and 90 days but may be extended through reverse factoring arrangements up to 180 days in aggregate.

The Group’s obligations to individual factors typically is less than 5% of the Group’s total indebtedness. The majority of the Group’s factoring and reverse factoring obligations are concentrated with Sufactura S.A, Corredores Asociados S.A. and Banco Serfinansa S.A.:

	As of December 31, 2021
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	221,619	253,011	71,987	16,895	15,330	20,323	128,476
Trade and other payables	85,381	85,381	85,381	—	—	—	—
Lease liabilities	31,747	39,904	9,853	7,403	5,333	8,314	9,001
Amounts owed to related parties	8,450	8,450	8,450	—	—	—	—
	347,197	386,746	175,671	24,298	20,663	28,637	137,477

	As of December 31, 2020
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	417,719	628,874	114,214	65,966	447,035	1,103	556
Trade and other payables	94,116	94,116	94,116	—	—	—	—
Lease liabilities	36,799	39,571	11,392	12,963	6,759	3,441	5,016
Amounts owed to related parties	20,622	20,622	8,459	12,163	—	—	—
	569,256	783,183	228,181	91,092	453,794	4,544	5,572

Capital risk management

The Group manages its capital to ensure that it will be able to continue as a going concern, while maximizing returns to its shareholders through the optimization of debt and asset balances. The Group’s capital structure consists of net debt (loans offset by cash and bank balances) and Group assets (comprised of issued and paid-in capital, reserves, retained earnings and non-controlling interests).

The Group is not subject to any externally imposed capital requirement. The main indebtedness of the Group is associated with the balances of a Syndicated Loan and the Senior Notes, and are subject to covenants that obligate it to comply with a series of financial indicators, primarily financial leverage (Debt/EBITDA), short-term leverage ratio and EBITDA on interest expense. These financial indicators serve as local management parameters.

The executive members of the UAC of the Group, who provide support for the analysis and management of capital risk to the Companies, review their capital structure on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. The Group is reviewed in an internal administrative manner, with the same covenants that apply to the Syndicated Procaps S.A. The main financial covenant is determined as the ratio of the debt to the EBITDA generated by the Group.

Indebtedness Index

The indebtedness index for the reporting period is the following:

	2021	2020	2019
Total assets [1]	462,135	359,538	337,728
Total liabilities [2]	500,475	614,216	581,675
Liabilities to assets ratio	1.08	1.71	1.72

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities